Intangible Assets and Fixed Assets (Details) - ILS (₪)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2023
Intangible Assets and Fixed Assets [Abstract]
Depreciation expense			₪ 62,500
Percentage of outstanding shares				100.00%
Escrow account				₪ 40,000
License [Member]
Intangible Assets and Fixed Assets [Abstract]
Depreciation expense	[1]		62,500
S.Y. Calimero Entrepreneurship Ltd [Member]
Intangible Assets and Fixed Assets [Abstract]
Depreciation expense		₪ 0	₪ 1,419
S.Y. Calimero Entrepreneurship Ltd [Member] | License [Member]
Intangible Assets and Fixed Assets [Abstract]
Total amount				₪ 125,000

[1]	During August 2023, The Company, has signed an agreement to purchase from Yonatan Shachar, an Israeli citizen, 100% of the outstanding shares of S.Y. Calimero Entrepreneurship Ltd, an Israeli company that has a basic (limited) non-banking credit license allowing it to provide credit in Israel – for the total amount of NIS 125,000. The purchase was subject to a condition that the controlling shareholder of the Company, Menachem Shalom, would be granted a permit to control the purchased company. Such permit is needed to be granted by the Israeli Authority for Capital Markets, Insurance and Savings (“the condition”). NIS 40,000 were to be transferred upon the execution of the agreement and the rest were transferred to an escrow account and to be released to the Seller once the condition is satisfied. The condition was satisfied in April 2024, the purchase was completed and the shares were transferred.